Restricted Cash	6 Months Ended
Jun. 30, 2024
Restricted Cash [Abstract]
RESTRICTED CASH

3. RESTRICTED CASH

The following table reconciles cash and cash equivalents and restricted cash within the consolidated balance sheets to the total included within the consolidated statement of cash flows:

	June 30, 2024	December 31, 2023
	USD ’000	USD ’000

Cash and cash equivalents	167,606	177,022
Restricted cash (included in other assets)	18,001	18,001
Total cash, cash equivalents and restricted cash	185,607	195,023